Merger with Navig8 Product Tankers Inc (Tables)	6 Months Ended
Jun. 30, 2018
Merger with Navig8 Product Tankers Inc
Schedule of purchase price allocation

		September		September
		Closing -		Closing –
	NPTI Vessel	Preliminary		Preliminary
	Acquisition -	Purchase Price	Measurement	Purchase Price
	Final Purchase	Allocation -	Period	Allocation –
In thousands of U.S. dollars	Price Allocation	December 31, 2017	Adjustments	June 30, 2018
Cash and cash equivalents	$6,180	$15,149	—	$15,149
Restricted cash	—	13,641	—	13,641
Trade receivables	3,330	16,323	52	16,375	(1)
Prepaid expenses and other assets	2,932	19,940	—	19,940
Inventories	299	1,415	—	1,415
Restricted cash - non-current	4,000	6,380	—	6,380
Vessels, net	158,500	972,750	—	972,750
Accounts payable and accrued expenses	(13,720)	(2,966)	(213)	(3,179)	(2)
Debt (current and non-current)	(113,856)	(793,519)	—	(793,519)
Redeemable Preferred Shares	—	(39,495)	—	(39,495)
Net assets acquired and liabilities assumed	47,665	209,618	(161)	209,457
Total purchase price consideration	42,248	221,100	—	221,100
(Bargain purchase) / goodwill	(5,417)	11,482	161	11,643

The bargain purchase relating to the NPTI Vessel Acquisition arose primarily as a result of increases in the market prices of secondhand LR1 vessels between the date that the negotiations took place and the closing date of the NPTI Vessel Acquisition, in addition to our bargaining power during the negotiations given NPTI’s immediate need for additional liquidity. This purchase price allocation was finalized in June 2018 and no adjustments were made to this purchase price allocation during the measurement period.

The provisional goodwill from the September Closing is attributable to benefits that we expect to realize as a result of the increased size and scale of the combined company and the anticipated benefits that we expect to achieve given this enhanced market position. The measurement period adjustments are described below:

(1)

The September Closing measurement period adjustments to accounts receivable relates to changes in estimates of revenue earned for vessels operating in the Navig8 Pools (which are owned and operated by the Navig8 Group) during the periods prior to the closing of the Merger. A vessel’s share of pool revenues in a particular period can change in subsequent periods as initial voyage results are finalized for items that have initially been estimated (such as demurrage claims).

(2)

The September Closing measurement period adjustments to accounts payable and accrued expenses relate to new information obtained regarding certain expense items that relate to the period prior to the closing of the Merger but were not reflected in the initial purchase price allocation.